Advances for Drillships under Construction and Related Costs	6 Months Ended
Jun. 30, 2015
Advances for Drillships under Construction and Related Costs [Abstract]
Advances for Drillships under Construction and Related Costs:
6. Advances for Drillships under Construction and Related Costs:
The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the drillships building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2014.
The movement of the account during the six-month period ended June 30, 2015, was as follows:
June 30, 2015
Balance at December 31, 2014	$623,984
Advances for drillships under construction and related costs	465,649
Drillships delivered	(728,393)
Deconsolidation of Ocean Rig	(361,240)
Balance at June 30, 2015	$-

Ocean Rig
From June 8, 2015, Ocean Rig has been considered as an affiliate entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method, and its advances for drillships under construction and related costs are not consolidated in the Company's balance sheet as of June 30, 2015 and, consequently, additional disclosures for Ocean  Rig's advances for 2015 have not been included.